Deferred Consideration Liability	6 Months Ended
Jun. 30, 2024
Deferred Consideration Liability [Abstract]
Deferred consideration liability

20. Deferred consideration liability

In April 2021, KNL completed the acquisition of all shares of Kabanga Holdings Limited from Barrick International (Barbados) Corporation and Glencore Canada Corporation (“GCC”) and all shares of Romanex International Limited from GCC and Sutton Resources Limited for a total consideration of $14.0 million, to acquire the physical assets and all historical IP related to the Kabanga Nickel Project. The IP relates to a significant amount of data and exploration and study expenses that earlier owners invested into the Kabanga Nickel Project.

Of the $14.0 million, $8.0 million was paid by KNL to the previous owners before completion of the acquisition, with the remaining $6.0 million due to the sellers in stage payments as below:

●	The first tranche amounting to $2.0 million: payable at the earlier of completion of feasibility study and 3rd anniversary of the contract from date of signing.

●	The second tranche amounting to $4.0 million: payable at the earlier of the completion of feasibility study or the 5th anniversary of the contract from date of signing.

On December 15, 2022, KNL made the first tranche payment amounting to $2.0 million. The remaining $4.0 million is expected to be paid at the completion of a DFS or on December 9, 2024, whatever is earlier.

The present value of the outstanding balance of deferred consideration liability as of June 30, 2024, has been reported on the Statement of Financial Position at $3,851,611 (December 31, 2023: $3,693,612).

The carrying amounts for the reporting periods can be analyzed as follows:

Gross carrying amount	$

At January 1, 2023	3,689,755
Remeasurement gain	(156,047)
Accretion of interest	159,904
At December 31, 2023	3,693,612
Accretion of interest	157,999
At June 30, 2024	3,851,611

The discounted % reflects a 2-year facility appropriately priced market comparable commercial loan offered by the company bank.